Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Impairment Losses on Financial Assets
Impairment losses on financial assets recognized in profit or loss were as follows:

	2025	2024	2023
(in $ millions)	$	$	$
Loan receivables and commitments in the financial services segment	119	56	42
Trade receivables	19	31	26
Payment cycle receivables	2	5	5
Other receivables	*	3	(1)
Cash and cash equivalents	—	*	—
	140	95	72
* Amount less than $1 million

Summary of Credit Risk Exposure
The exposure to credit risk for loan receivables at the reporting date by geographic region was as follows:

	Carrying amount
	2025	2024
(in $ millions)	$	$
Indonesia	63	59
Malaysia	247	80
Singapore	672	295
Thailand	101	63
Other countries	97	39
	1,180	536
The exposure to credit risk for trade receivables at the reporting date by geographic region was as follows:

	Net carrying amount
	2025	2024
(in $ millions)	$	$
Indonesia	41	47
Malaysia	21	16
Philippines	10	11
Singapore	27	30
Thailand	11	11
Vietnam	16	20
Other countries	10	3
	136	138

Summary of Reconciliation of Changes in Loss Allowance and Gross Carrying Amount
The following table provides information about the exposure to credit risk and loss allowances for loan receivables.

	Weighted average loss rate	Gross carrying amount	Loss allowance	Credit-impaired
(in $ millions)%		$	$
2025
Current (not past due)	3.2	1,144	(45)	No
1 – 30 days past due	18.4	81	(15)	No
31 – 60 days past due	49.3	19	(10)	No
61 – 90 days past due	61.2	14	(9)	No
91 – 120 days past due	91.2	9	(8)	Yes
More than 121 days	95.0	11	(11)	Yes
		1,278	(98)

	Weighted average loss rate	Gross carrying amount	Loss allowance	Credit-impaired
(in $ millions)%		$	$
2024
Current (not past due)	3.6	515	(21)	No
1 – 30 days past due	17.6	44	(8)	No
31 – 60 days past due	59.2	9	(5)	No
61 – 90 days past due	80.0	7	(6)	No
91 – 120 days past due	89.7	6	(5)	Yes
More than 121 days	94.2	5	(5)	Yes
		586	(50)
The movement in the allowance for impairment in respect of loan receivables and commitments during the year was as follows:

	2025	2024
(in $ millions)	$	$
At January 1	50	34
Impairment loss recognized	114	56
Amounts written off	(69)	(39)
Exchange translation differences	3	(1)
At December 31	98	50
*Amount less than $1 million
The following table provides information about the exposure to credit risk and ECLs for trade receivables as at December 31:

	Weighted average loss rate	Gross carrying amount	Loss allowance	Credit impaired
(in $ millions)%		$	$
2025
Current (not past due)	4.3	110	(5)	No
1 – 30 days past due	10.7	19	(2)	No
31 – 60 days past due	19.3	7	(1)	No
61 – 90 days past due	20.1	8	(2)	No
91 – 120 days past due	57.1	3	(2)	No
More than 121 days	97.0	22	(21)	Yes
		169	(33)

	Weighted average loss rate	Gross carrying amount	Loss allowance	Credit impaired
(in $ millions)%		$	$
2024
Current (not past due)	6.0	119	(7)	No
1 – 30 days past due	10.8	17	(2)	No
31 – 60 days past due	17.2	8	(1)	No
61 – 90 days past due	33.7	4	(1)	No
91 – 120 days past due	36.7	2	(1)	No
More than 121 days	99.2	11	(11)	Yes
		161	(23)
The movement in the allowance for impairment in respect of trade receivables during the year was as follows:

	2025	2024
(in $ millions)	$	$
At January 1	23	22
Impairment loss recognized	19	31
Amounts written off	(10)	(30)
Acquisition through business combination	—	*
Exchange translation differences	1	*
At December 31	33	23
*Amount less than $1 million

Summary of Contractual Maturities of Financial Liabilities	The amounts are gross and undiscounted and include contractual interest payments.

		Contractual cash flows
	Carrying amount	Total	Less than 1 year	1 to 5 years	More than 5 years
(in $ millions)	$	$	$	$	$
2025
Financial liabilities
Bank loans	317	(339)	(135)	(204)	—
Convertible notes (including embedded derivative)	1,502	(1,500)	—	(1,500)	—
Deposits from customers in the banking business	1,629	(1,629)	(1,629)	—	—
Trade payables and other liabilities	1,252	(1,252)	(1,096)	(156)	—
Lease liabilities	234	(288)	(59)	(153)	(76)
	4,934	(5,008)	(2,919)	(2,013)	(76)
2024
Financial liabilities
Bank loans	206	(221)	(93)	(128)	—
Deposits from customers in the banking business	1,225	(1,225)	(1,225)	—	—
Trade payables and other liabilities	1,065	(1,065)	(1,011)	(54)	—
Lease liabilities	158	(218)	(42)	(90)	(86)
	2,654	(2,729)	(2,371)	(272)	(86)

Summary of Interest Rate Profile of the Group's Interest-bearing Financial Instruments
The interest rate profile of the Group’s interest-bearing financial instruments is as follows:

	Carrying amount
	2025	2024
(in $ millions)	$	$
Fixed-rate instruments
Other investments	4,004	3,223
Cash and cash equivalents	3,433	2,964
Bank loans	(261)	(158)
Variable-rate instruments
Bank loans	(56)	(48)

Summary of Accounting Classification and Fair Values
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

		Carrying amount				Fair value
	Note	FVTPL	FVOCI	Amortized cost	Total	Level 1	Level 2	Level 3	Total
		$	$	$	$	$	$	$	$
(in $ millions)
December 31, 2025
Financial assets
Debt investments	6	1,322	154	971	2,447	182	1,172	122	1,476
Equity investments	6	390	—	—	390	244	—	146	390
Time deposits	6	—	—	1,557	1,557
Loan receivables in the financial services segment	7	—	—	1,180	1,180
Trade and other receivables	8	—	—	240	240
Other assets	9	—	—	246	246
Cash and cash equivalents	10	—	—	3,433	3,433
Total		1,712	154	7,627	9,493	426	1,172	268	1,866
Financial liabilities
Convertible notes (including embedded derivative)		(460)	—	(1,042)	(1,502)	—	—	(460)	(460)
Bank loans	13	—	—	(317)	(317)
Lease liabilities	13	—	—	(234)	(234)
Warrant liabilities	15	(8)	—	—	(8)	(8)	—	—	(8)
Trade payables and other liabilities	15	(99)	(49)	(1,096)	(1,244)	—	—	(148)	(148)
Deposits from customers in the banking business	16	—	—	(1,629)	(1,629)
Total		(567)	(49)	(4,318)	(4,934)	(8)	—	(608)	(616)

		Carrying amount				Fair value
	Note	FVTPL	FVOCI	Amortized cost	Total	Level 1	Level 2	Level 3	Total
		$	$	$	$	$	$	$	$
(in $ millions)
December 31, 2024
Financial assets
Debt investments	6	434	267	824	1,525	268	321	112	701
Equity investments	6	207	—	—	207	86	—	121	207
Time deposits	6	—	—	1,698	1,698
Loan receivables in the financial services segment	7	—	—	536	536
Trade and other receivables	8	—	—	206	206
Other assets	9	21	—	224	245	—	21	—	21
Cash and cash equivalents	10	—	—	2,964	2,964
Total		662	267	6,452	7,381	354	342	233	929
Financial liabilities
Bank loans	13	—	—	(206)	(206)
Lease liabilities	13	—	—	(158)	(158)
Warrant liabilities	15	(11)	—	—	(11)	(11)	—	—	(11)
Trade payables and other liabilities	15	(5)	(141)	(908)	(1,054)	—	—	(146)	(146)
Deposits from customers in the banking business	16	—	—	(1,225)	(1,225)
Total		(16)	(141)	(2,497)	(2,654)	(11)	—	(146)	(157)

Summary of Reconciliation of Level 3 Financial Liabilities	The movement in fair value arising from reasonably possible changes to the significant unobservable inputs was assessed as not significant.

	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs
Assets
Debt investments	Broker prices/ Income approach	Risk-adjusted discount rate using Income approach	The estimated fair value would decrease (increase) if the discount rates were higher (lower).
Equity Investments	Market comparison technique	Adjusted market multiple	The estimated fair value would increase (decrease) if the adjusted market multiple were higher (lower).
		Volatility rates	The estimated fair value would either increase or decrease if the volatility rate increases.

Liabilities
Put options issued to NCI for settlement in cash	Income approach	Probability attributed to achieving certain milestones	The estimated fair value of the put liability would increase (decrease) if the probability attributed to achieving certain milestones was higher (lower).
Put option issued to NCI to swap the shares in a GHL's subsidiary for a variable number of GHL's shares	Income approach	Volatility rates Equity value of the subsidiary	The estimated fair value would increase (decrease) if the expected volatility were higher (lower).

The estimated fair value would decrease (increase) if the equity value of the subsidiary were higher (lower).
Embedded derivative within the convertible notes	Income approach	Volatility rates	The estimated fair value would increase (decrease) if the expected volatility were higher (lower).
b)Level 3 fair values
The following table shows a reconciliation from the opening balances to the ending balances for Level 3 fair values:

	Equity and debt investments	Put options issued to non-controlling interest*	Embedded derivative of the Convertible Notes	Total
	$	$	$	$
(in $ millions)
At January 1, 2025	233	(146)	—	87
Net change in fair value (unrealized)
- Gain/ (loss) included in profit or loss	26	(99)	22	(51)
- Gain included in OCI	—	3	—	3
Net purchases/ (issuances)	49	(16)	(482)	(449)
Derecognition	—	110	—	110
Transfer between Level 3 and Level 1	(40)	—	—	(40)
At December 31, 2025	268	(148)	(460)	(340)
At January 1, 2024	221	(123)	—	98
Net change in fair value (unrealized)
- Gain included in profit or loss	10	—	—	10
- Loss included in OCI	—	(23)	—	(23)
Net purchases	2	—	—	2
At December 31, 2024	233	(146)	—	87
* Put options issued to non-controlling interest are classified within ‘Trade payables and other liabilities’ in the statement of financial position.

Summary of Reconciliation of Level 3 Financial Assets	The movement in fair value arising from reasonably possible changes to the significant unobservable inputs was assessed as not significant.

	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs
Assets
Debt investments	Broker prices/ Income approach	Risk-adjusted discount rate using Income approach	The estimated fair value would decrease (increase) if the discount rates were higher (lower).
Equity Investments	Market comparison technique	Adjusted market multiple	The estimated fair value would increase (decrease) if the adjusted market multiple were higher (lower).
		Volatility rates	The estimated fair value would either increase or decrease if the volatility rate increases.

Liabilities
Put options issued to NCI for settlement in cash	Income approach	Probability attributed to achieving certain milestones	The estimated fair value of the put liability would increase (decrease) if the probability attributed to achieving certain milestones was higher (lower).
Put option issued to NCI to swap the shares in a GHL's subsidiary for a variable number of GHL's shares	Income approach	Volatility rates Equity value of the subsidiary	The estimated fair value would increase (decrease) if the expected volatility were higher (lower).

The estimated fair value would decrease (increase) if the equity value of the subsidiary were higher (lower).
Embedded derivative within the convertible notes	Income approach	Volatility rates	The estimated fair value would increase (decrease) if the expected volatility were higher (lower).
b)Level 3 fair values
The following table shows a reconciliation from the opening balances to the ending balances for Level 3 fair values:

	Equity and debt investments	Put options issued to non-controlling interest*	Embedded derivative of the Convertible Notes	Total
	$	$	$	$
(in $ millions)
At January 1, 2025	233	(146)	—	87
Net change in fair value (unrealized)
- Gain/ (loss) included in profit or loss	26	(99)	22	(51)
- Gain included in OCI	—	3	—	3
Net purchases/ (issuances)	49	(16)	(482)	(449)
Derecognition	—	110	—	110
Transfer between Level 3 and Level 1	(40)	—	—	(40)
At December 31, 2025	268	(148)	(460)	(340)
At January 1, 2024	221	(123)	—	98
Net change in fair value (unrealized)
- Gain included in profit or loss	10	—	—	10
- Loss included in OCI	—	(23)	—	(23)
Net purchases	2	—	—	2
At December 31, 2024	233	(146)	—	87
* Put options issued to non-controlling interest are classified within ‘Trade payables and other liabilities’ in the statement of financial position.